Convertible Debentures	12 Months Ended
Jan. 31, 2024
Convertible Debenture

7. Convertible Debentures

Convertible Debentures $

Balance, January 31, 2021	500,000
Repayment (Note 7(a))	(250,000)
Debt modifications (Note 7(a))	(56,264)
Accretion and interest	44,144

Balance, January 31, 2022	237,880
Debt modification (Note 7(a))	197,205
Accretion and interest	50,247
Conversion to common shares (Note 12(b))	(485,332)

Balance, January 31, 2023	–
Proceeds from issuances of convertible debentures (Notes 7(b) and 15)	300,000
Transfer of conversion component to equity	(60,385)
Accretion and interest	5,619

Balance, January 31, 2024	245,234

(a)	On September 4, 2020, the Company issued an unsecured convertible debenture with a non-related party for $500,000. The debenture bore interest at 8% per annum, had an original maturity date of December 3, 2020 and was convertible into common shares at a conversion price equal to $1.15 per common share.

On April 1, 2021, the maturity date was amended to May 3, 2022. On June 3, 2021, $250,000 of the note was repaid. The Company considered the extension and the repayment to be modifications of the convertible debenture and recorded a gain on debt modification of $56,264 during the year ended January 31, 2022. The effective interest rate for the remaining terms of the convertible debentures had been determined as 12% per annum.

On October 31, 2022, the conversion price was amended to $0.20 per common share and a loss on debt modification of $197,205 was recorded. On the same date, principal amount and accrued interest of convertible debenture totaling $308,028 was converted into 1,540,135 common shares (Note 9(g)) at a conversion price of $0.20.

(b)	On December 31, 2023, the Company issued unsecured convertible debentures for $300,000. The debentures bear interest at 10% per annum, have maturity date of June 30, 2025 and are convertible into units, with each unit consisting of one common share and one share purchase warrant, at a conversion price equal to $0.10 per unit. Each share purchase warrant received on conversion will have an exercise price of $0.10 per warrant and will expire on December 31, 2025. The effective interest rate has been determined to be 15.1% per annum.

The convertible debentures contained no financial covenants.  The liability components of the convertible debentures were determined by using discounted cash flows to measure the fair values of similar liabilities that exclude convertibility features.  Accretion expense on convertible debentures for the year ended January 31, 2024 was $3,071 (2023 - $5,834; 2022 - $1,076).  As at January 31, 2024, accrued interest of $2,548 (January 31, 2023 - $nil) was included in convertible debentures.